S000045258 [Member] Average Annual Total Returns	12 Months Ended	15 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended	140 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE One-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.35%		3.25%		2.17%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
C000255612 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.87%		1.66%		4.21%
Performance Inception Date		Oct. 02, 2024
C000140950 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.23%		1.01%		3.87%
Performance Inception Date						Apr. 30, 2014
C000140950 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.87%		(1.23%)		1.61%
Performance Inception Date						Apr. 30, 2014
C000140950 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.81%		(0.24%)		1.96%
Performance Inception Date						Apr. 30, 2014
C000140951 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.76%		0.84%		3.41%
Performance Inception Date						Apr. 30, 2014
C000140954 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.94%		1.90%		4.48%
Performance Inception Date						Apr. 30, 2014
C000140955 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.87%		1.86%		4.44%
Performance Inception Date						Apr. 30, 2014
C000175684 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.97%		1.95%		4.49%
Performance Inception Date				Mar. 01, 2017